Jody M. Walker
                            Attorney At Law
                         7841 South Garfield Way
                        Centennial, Colorado 80122
Telephone: 303-850-7637                         Facsimile: 303-220-9902
                         jmwalker85@earthlink.net

July 5, 2005

Thomas A. Jones
Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549

Re:   Pricester.com, Inc.
      Amendment 8 to Registration Statement on
      Form SB-2
      File No. 333-118993

Dear Mr. Jones:

Pursuant to the S.E.C. letter dated June 24, 2005, please note the following:

General
1.   Please refer to prior comment 1.   Please clarify the reference to
you and Pricester Florida and the related transactions.

The references to Pricester Nevada, Pricester Florida and the
related transactions have been clarified.    .

Also, update the disclosure to the extent practical.   For example,
revise page 18 to clarify the amount due to Mr. Jordan after the issuance of 250,000 shares to him.

The disclosure on prior page 18 has not been revised as the 250,000 common shares were not to reduce any amounts due and owing to Taking a Company Public but were pursuant to an Agreement for Lock-Up and Issuance of Shares which has been discussed under Certain Relationships and Related Transactions section as follows:

In July 2004, Pricester Nevada entered into an Agreement for Lock-Up and Issuance of Shares with Dennis Jordan, a former officer and director of Pricester Nevada and James
DePelisi, a consultant to Pricester Florida, whereby
Messrs. Jordan and DePelisi each agreed to a one year lockup of 95,000 common shares from the effective date of this registration statement and Pricester Nevada agreed to issue 250,000 common shares each to Messrs. Jordan and Depelisi individually for organizational and developmental services valued at $.0001 per common share.
On April 1, 2005, Joe Puentes transferred a total of
500,000 Pricester Nevada common shares held by him on behalf of Pricester Nevada to Messrs. Jordan and Depelisi for no consideration.


Also, revise page 18 to update the listing of products and websites.

We have attracted upwards of 9,049 websites to date with over
47,000 item listings.   We are preparing to list upwards of
250,000 products in the next 60 days.

As other examples, update the status development of the personal website, lead generation program and specialty stores disclosed on pages 21-27 . . .

Personal Website         Active                $0                           June 2004
Pricester Chat           Active                $0                            Jan 2004
Pricester Complete       Active              $199                            Aug 2004
Pricester Travel         Active     Fees charged by World Choice Travel         -
Affiliates Program       Active                $0                            Jan 2004
Pricester Tools Payment
   System                Active                $0                            Jan 2004
Pricester Search Engine  Active                $0                            Jan 2004
Wizard                   Active                $0                            Jan 2004
Pricester Community      Active                $0                            Jan 2004
Lead Generation Program  In development    Not yet determined                 Unknown
Bold Listings            Active             $.50 per item                    Jan 2004
Highlight Option         Active             $1.00 per item                   Jan 2004
Special Icon             Active             $.50 per item                    Jan 2004
Featured Listing         Active             $1.00 per item                   Jan 2004
Premiere Listing         Active             $5.00 per item                   Jan 2004
Category Banners         Active             $50.00 per month                 Jan 2004
Specialty Stores    future development      Not yet determined                Unknown

And update the status of the call center agreement on page 37 and any material delays.

There is no change in the status and management is of the opinion that there have not been any material delays. Pricester Nevada is still pursuing preliminary negotiations.

In addition, update page 30 concerning the status of the provisional patent filed in 2003.


Pricester Nevada has not yet heard back from the United States
Patent Office referencing the filing.   The language has been
clarified as follows:

On December 8, 2003, a provisional patent Application No:
60/527/873 under the names of Bernard Gutman and Joe
Puentes, officers and directors of Pricester Nevada was
filed with the United States Patent Office covering our
Automated Templated Based e-commerce system including the
Lead Generation Program which is in development.   A
provisional patent allows filing without a formal patent
claim, oath or declaration or any information disclosure
statement, provides the means to establish an early
effective filing date and allows the term "Patent
Pending" to be applied.  A provisional patent allows an
applicant up to a year in which to file the actual
patent.   We filed a US Patent Application - Serial No:
10/988,747 on November 15, 2004.   No update on the
status of the patent application has been made available
by the US patent office as of the date of this
registration statement.   Messrs. Gutman and Puentes have
entered into a written agreement assigning us any and all rights of the provisional patent for no consideration.

Business
2.   Please refer to prior comment 6.   Please clarify why you
have received revenues primarily from Pricester Complete. We note the disclosure on pages 18 and 19 about the number of websites, item listings, members, visitors a month and hits per month and the first paragraph on pages 19 and 20 about what you allow consumers to do.

The disclosure has been revised as follows:

Our revenue model is based upon selling Pricester Complete
and collecting transaction fees.   We have yet to generate
substantial revenues in transaction fees because our primary marketing objective has been to first build a large gathering of web-based vendors in order to attract the consumer.

Although we average over 90,000-100,000 visitors a month
and over 3,000,000 page hits per month primarily from the
United States, this is an extremely small amount compared
to our competitors.   According to www.statbrain.com,
Yahoo receives an average of 2,852,912,100 visitors per
month and Ebay receives an average of 2,009,982,330
visitors per month.   A visitor coming to a web site may
access one or many web pages on a site, creating multiple
page views.  A hit means a single request from a visitor
for a single item from a web server.  As a result, in
order for a visitor to display a page that contains 3
graphics, 4 hits would occur at the server, 1 for the
HTML page and one for each of the 3 graphics.   One
visitor to our site can create many hits per visit to the
site.   Additionally, a majority of our traffic is
untargeted due to the use of general search words with
only approximately 200 visitors per day targeted to our
marketing materials.   Further, up to 40% of our targeted
traffic are foreign visitors unable to use our system as the current system only supports United States currency.

Third Party Providers
3.   The disclosure about the World Choice agreement appears to
conflict with the agreement.   For example, we note section 5
of the agreement concerning exclusive marketing compared to the
disclosure on page 33.   Also, expand page 33 to discuss the
hotel commissions.



The language has been expanded as follows:

On June 11, 2004, we entered into a written agreement
with World Choice Travel whereby World Choice granted
Pricester Nevada a non-transferable, non-exclusive,
limited, revocable right and license to publicly display
the link for our members to a web site hosted by World
Choice, access publicly display and use the retrieved
data and, if applicable, use the Interface and related
documentation.
   -  Exclusivity Marketing.   We agreed that the
Reservation Services shall be the exclusive on-line
hotel, last minute or spontaneous deal, and packaging
reservation service.  We also further agreed to place the
Link and/or the Retrieved Data in a prominent position on
the Web Pages, and to use due diligence to promote the
Web Site.
   -  Termination.   World Choice may terminate access to
all or any portion of the Reservation Services
immediately and without prior notice upon termination of
any agreement with World Choice's suppliers.   Further
World Choice may suspend or terminate the agreement, access to all or any portion of the Reservation Services and/or the licenses granted herein immediately and without prior notice in the event that
      a. we earn commissions totaling less than fifty dolloras for six consecutive months at any time after an initial six months period or
      b. World Choice determines, or a third party alleges that
             i.  Pricester Nevada or any web site owned
or controlled by Pricester Nevada infringes the intellectual property rights of any third party or violates any provision in the agreement
            ii.  Pricester Nevada knowingly violates
various provisions in the agreement or
           iii. Pricester Nevada uses or permits the use of the Interface, Retrieved Data, Databases or
Reservation Services for any improper or illegal purpose or any purpose not authorized by the agreement.
           iv.  either party has the right to terminate
the agreement after a material breach of the agreement by the other party which breach has not been cured thirty days after the date that the breaching party received written notice from the other party of the breach.

Pricester Nevada shall earn commission for each sale of a product or service made by an end user through World
Choice's Reservation Services via online and, if available, via the customer call center.

   Hotels: The commission level shall be determined based on the amount of Gross Hotel Sales generated by Pricester
Nevada during the applicable commission period as set forth in the Hotel Commission Table below:



                         Hotel Commission Table
                         ----------------------

                                                                              Opti- Fee
                                                                               (Percent
                                                                               of Total
                                                                              Opt-Fees,
                                                      Hot Rate Bookings(1)     less 50
                          GDS Booking Commission           Commission         percent of
                             Percentage Payable         Percentage Payable   Credit Card
  Range of Gross Hotel           (Percent of              (Percent of          Merchant
Sales in the Applicable        Collected Fees)          Net Gross Sales)         Fee)
   Commission Period        Online       Offline      Online       Offline      Online
-----------------------   ----------   ----------   ----------   ----------   ----------
     Level One            50 percent   30 percent   10 percent   6 percent  50 percent(3)
  $1 to $500,000

     Level Two
 $500,000 to $750,000     55 percent   30 percent   10 percent   6 percent  50 percent(3)

    Level Three
   $750,001 plus          60 percent   30 percent   10 percent   8 percent  50 percent(3)

Opti Fees: If we charge service fee, an additional fee or the like, we agree, as a material inducement to World
Choice to enter the agreement, to utilize World Choice's
Opti Fee services as the sole and exclusive method of charging such Opti-Fees. For hotel bookings, we will earn a commission based on a percentage of the online
Opti-Fees as set forth in the Hotel Commission Table above, minus fifty percent of the applicable credit card merchant fee charged by credit card companies. For car bookings, we will earn fifty percent of the online Opti-
Fees, minus fifty percent of the applicable credit card merchant fee charged by credit card companies.

On-line Opti Fees that we may assess are calculated based on the standard Opti-Fee schedule posted in the Partner
Back Office and may be subject to change from time to time by World Choice. We may elect to vary the standard online Opti-Fee schedule for online hotel qualifying sales by using World Choice's online Customer back office rates. In the event that we customize the online Opti-
Fee schedule, the minimum online Opti-Fee that can be charges is $1.50 per night and the maximum allowable charge is $30.00 per booking.

Fees are charged to End Users at the time of booking.

For Last Minute Deals and Custom Trip Reservation
Services, we shall earn the following commission:


                                                                          Commission
                                                       Commission         Percentage
                                                       Percentage           Payable
                                      Monthly            Payable          For Offline
 Commission       Qualifying        Qualifying         For Online      Qualifying Sales
    Level        Time Period       Sales Minimum    Qualifying Sales   (when available)
------------   ---------------   ----------------   ----------------   ----------------
Level 1            Through                            5 percent of       3 percent of
                Nov. 30, 2004          None          Net Gross Sales    Net Gross Sales

Level 2           Beginning                           4 percent of      2.5 percent of
                Dec. 1, 2004           None          Net Gross Sales    Net Gross Sales

Level 3           Beginning                           5 percent of       3 percent of
                Dec. 1, 2004     $100,001 plus(4)    Net Gross Sales    Net Gross Sales

For Car, Air, Golf, Cruise, Travel Insurance Reservation
Services, we shall earn the following commission:

                              Commission               Commission
                           Percentage or Fee        Percentage or Fee
                          Payable for Online       Payable for Offline
Reservation Service        Qualifying Sales         Qualifying Sales
--------------------     --------------------     --------------------
Global Car Rental            50 percent            Non-commissionable
                           of Collected Fees         at this time

Global Airline           $5.00 per air ticket      Non-commissionable
                         booking for which the       at this time
                         airfare amount has
                         been collected by World Choice
                         from the respective
                         supplier(5)

Global Golf Vacation        5 percent of             5 percent of
                          Collected Fees(5)         Collected Fees

Cruise Booking              5 percent of             3 percent of
                         Collected Fees, less     Collected Fees, less
                            all Applicable       all Applicable Charges
                              Charges(5)

Travel Insurance           $7.50 for each           $7.50 for each
                         completed transaction    completed transaction
                          made by an End User      made by an End User
(1) The Hotel "Hot Deals" program features specially discounted rates, and hotels participating in this program provide what is known as "merchant inventory".
The program will be featured or designated as "hot rate" or "hot deals". These merchant hotels often require consumers to pay in advance for booked room nights.
Cancellation fees are also applicable. Cancellation fees and policies will vary.
(2) For example, if commission payment is due on the 15th business day of February, then the gross hotel sales used to determine the commission percentage payable to Pricester Nevada for such payment will be the gross hotel sales for the previous calendar month, which would be January.
(3) Less fifty percent of the applicable credit card merchant fee charged by credit card companies.
(4) In order to earn this commission level, we must separately generate monthly online or offline (as applicable and measured separately) qualifying sales valued in excess of $100,000 for any applicable commission month.
(5) The commission fee for these bookings is subject to changes at any time due to changes in suppliers.

Management's Discussion and Analysis of Financial Condition and Results of Operations
4. The disclosure has been expanded to discuss the increase in accounts payable as follows:

For the three months ended March 31, 2005, accounts payable and accrued expenses increased $13,290 due to amounts due for legal services, accounting fees and payment due to MoreMedia.

The disclosure has been expanded to discuss the change in the loan receivable as follows:

For the three months ended March 31, 2005, loan receivable regarding cash advanced to Joe Puentes and Ed
Dillon, officers and directors, increased $4,500 due to repayments of $1,000 and additional advances of $5,500.

The material terms of the notes payable have been described as follows:

For the three months ended March 31, 2005, Pricester
Nevada financed a portion of its operations with the
proceeds of note payables totaling $125,000 from non-
affiliates.   At March 31, 2005 short-term debt consisted
of the following: 5 percent Notes payable to various individuals, unsecured, due the earlier of (i)August 31, 2005 or (ii)the date Pricester Nevada receives $1 million of gross proceeds from the sale of its common stock to any source.

Although the notes were issued to 8 non-affiliated individuals for various amounts ranging from $10,000-$20,000, the notes have been filed as an exhibit to this registration statement.

Plan of Operations
5.   The disclosure on page 37 of the timeline in the table conflicts
with the further description of milestones page 37.   Also, clarify the
extent to which each milestone needs to be completed before you can begin the next milestone.

Although the disclosure on the timeline does not conflict with the further description of milestones, the disclosure has been clarified as follows:

No one milestone needs to be complete to pursue any other milestone although we do not intend to pursue milestone 3 until a sufficient sales team is in place under milestone
2.

Milestone 2.   We currently have fourteen
salespersons and/or national distributors working as
independent contractors under our existing salesperson
program.   Within the next 6-9 months, we will contract
with additional salespersons throughout the United States
who will sell the Pricester Complete package at $199 per
package.   These sales people will be paid on a
commission basis only.

In addition, clarify how long you can satisfy your cash requirements and how you intend to fund your marketing program.

The disclosure previously made in the prior amendment that responds to this comment has been modified slightly to clarify that discussion also includes funding for the marketing program.

We only have sufficient cash on hand to meet funding requirements
for the next 60-90 days.   We do not have sufficient cash on hand
to meet funding requirements for the next twelve months.
Although we eventually intend to primarily fund general operations and our marketing program with revenues received from the sale of the Pricester Complete package and transaction fees, our revenues are not increasing at a rate sufficient to cover our
monthly expenses in the near future.   We will have to seek
alternative funding through debt or equity financing in the next twelve months that could result in increased dilution to the
shareholders.   No specific terms of possible equity or debt
financing have been determined or pursued.

6.   Please refer to prior comment 10.   Please disclose any expected
significant change in the number of contractors and employees, such as programmers, designers and salespersons over the next twelve months.

Disclosure has been added under Managements' Discussion and Analysis of Financial Condition - Plan of Operation as follows:

As operations increase and revenues allow, we will have to employ an undetermined number of designers and programmers in addition to obtaining additional sales persons on an independent contractor, commission only basis as described in Milestone 2 below.

Similar disclosure has been added under Business - Employees.

7. Please disclose when you previewed the commercial and infomercial and briefly discuss any material delays. Also, discuss your relationship with MoreMedia Direct, such as whether you have a written
agreement with them.   Also discuss the material terms of the agreement
and file the agreement as an exhibit to the extent applicable.

Disclosure has been added as follows:

The commercial and infomercial were previewed in April 2005.
This program is on hold until we successfully reach an agreement with a call center.

Management is currently in preliminary negotiations with different call centers and is of the opinion that there have not been any material
delays in this process.   As a result, no disclosure regarding material
delays has been made.

The following disclosure regarding MoreMedia under the "Business - Marketing" section has been added and the agreement has been filed as an exhibit.

On March 10, 2005, we entered into an advertising
agreement with MoreMedia Direct for the development of a
per-inquiry advertising campaign for our infomercial.
MoreMedia Direct will receive $79.98 net per sale
generated by MoreMedia Direct's Per Inquiry network.  In
addition, MoreMedia Direct will receive one share of
Pricester stock for every sale generated either by Live
Ops or Distributors for the life of the media
relationship.   The agreement requires a deposit of
$3,999, which represents a pre-payment of 50 orders.
This payment is to be made in 2 parts, $2,000 that was
deposited immediately and the $1,999 to be deposited once
the first airing is in place.   MoreMedia Direct has
negotiated PI spots on various networks.   This program
is on hold until we successfully reach an agreement with
a call center.   We also intend to secure PI (Per
Inquiry) deals with television, radio, newspapers and
magazines on a commission only basis.   These deals will
not require commission payments unless they generate sales.

As a result of the above disclosure, the discussion regarding MoreMedia Direct under Management's Discussion and Analysis has been revised as follows:

To date, we have completed a minute commercial and a 30
minute infomercial and we are presently screening call
centers to receive and process telephone orders.   The
commercial and infomercial were previewed in April 2005.
On March 10, 2005, we entered into an advertising
agreement with MoreMedia Direct for the development of a
per-inquiry advertising campaign for our infomercial.
MoreMedia Direct has negotiated PI spots on various
networks.   This program is on hold until we successfully
reach an agreement with a call center.

We also intend to secure PI (Per Inquiry) deals with
television, radio, newspapers and magazines on a
commission only basis.   These deals will not require
commission payments unless they generate sales.

Certain Relationships
8.   Please provide the disclosure required by Item 404 of Regulation
S-B.   For example, we note the amount owed to Taking a Company Public
and the transfer of 250,000 shares to Mr. Jordan.   We also note the
reduction since December 31, 2004 in the amount of the loan receivable from the officer.

As previously noted, there was no change in the amount owed to Taking a
Company Public.   The transfer of 250,000 shares to Mr. Jordan has been
discussed (see response to comment 1) and the agreement has been filed as an exhibit to this registration statement.

The amount of the loan receivable was not decreased but increased by $4,500. Disclosure has been added as follows:

For the three months ended March 31, 2005, Pricester
Nevada advanced cash to Joe Puentes and Ed Dillon,
officers and directors of Pricester Nevada.   Mr. Puentes
was advanced a total of $3,000 of which he repaid $1,000
for the three months ended March 31, 2005.   Mr. Dillon
was advanced a total of $2,500 for the three months ended
March 31, 2005.

Management does not intend to advance any further funds to its officers and directors so it will be in compliance with section 402 of the Sarbanes-Oxley Act that prohibits such advances by public entities.

Executive Compensation
9. The table has been revised to include the compensation paid to the officers and directors as follows:

                                             Long Term Compensation
                    Annual Compensation         Awards  Payouts
(a)             (b)      (c)   (d)   (e)   (f)     (g)    (h)    (i)
                                                   Secur-
                                                   ities         All
Name and       Year or               Other  Rest-  Under-  LTIP  Other
Principal      Period   Salary Bonus Annual ricted lying   Pay-  Comp-
Position       Ended      ($)   ($)  Compen-Stock Options  outs ensat'n
-----------------------------------------------------------------------
Dennis Jordan   2004       -     -     -       -     -       -    -
                2003       -     -     -       -     -       -    -
                2002       -     -     -       -     -       -    -

Joe Puentes     2004 $53,258(1)  -     -       -     -       -    -
  CEO           2003       -     -     -       -     -       -    -
                2002       -     -     -       -     -       -    -



Edward C.
   Dillon       2004 $17,224(1)  -     -      (2)     -      -    -
   Exec. VP     2003       -     -     -       -      -      -    -
                2002       -     -     -       -      -      -    -

Bernard Gutman
   COO          2004 $44,374(1)  -     -      (3)    -       -    -
                2003       -     -     -       -     -       -    -
                2002       -     -     -       -     -       -    -
(1)These salary amounts were paid to the above officers by Pricester Florida prior to the merger.

Additionally, in response to our conversation on June 24, 2005, please note that the prior response to comment 12 incorrectly included the sentence "The board of directors have met and decided to remove any
existing stock option plan."   Pricester Nevada did not and does not
have any stock option plans in place.

Determination of Offering Price
10. Disclosure has been added to discuss that no consideration was given to the recent issuances of shares, such as for cash and services, in determining the offering price.

Note 7.  Stockholders' Equity (Deficit)
11.   The accounting for the shares was:

Dr.  Treasury Stock                               12,800.00
Cr   Additional Paid In Capital                   12,800.00

To reflect 32,000 shares gifted to the company at $.40.

Dr.  Accounts Payable                             12,800.00
Cr   Treasury Stock                               12,800.00

Use of treasury stock for accounts payable

The 12,800 reduction in accounts payable was noted on the cash flow.

Footnote 7, below has been revised to more fully disclose this fact.

"In March 2005, the principle shareholder of the company donated 32,000 shares of common stock (valued at $.40 per share or $12,800) which was used by the company in settlement of accounts payable of $12,800."

Note 13.  Recent Accounting Pronouncements
12- We have expanded our footnote 12 regarding SFAS 123(R) and quantified the impact on the financial statements. We have revised Note 13 (as follows) to conform to our presentation in Note 12.

 "In December 2004, the FASB issued SFAS No. 123(R), Share-Based Payment, which establishes standards for transactions in which an entity exchanges its equity instruments for goods or services. This standard requires a public entity to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. This eliminates the exception to account for such awards using the intrinsic method previously allowable under APB Opinion No. 25. SFAS No. 123(R) will be effective for interim or annual reporting periods beginning on or after December 15, 2005 for small business issuers. We previously adopted the fair value recognition provisions of SFAS No. 123, Accounting for Stock-Based Compensation, on July 1, 2003 and have accounted for all awards granted to employees in recent years using the fair value recognition method. Accordingly we believe SFAS No. 123(R) may have a material impact on financial statements."

Note 14. Common Stock Options
13. We have revised footnote 14 for the impact of stock options for the year ended December 31, 2004 as follows

                                              December 31,
                                        2004                2003
                                     ----------         ------------

Net (Loss) as Reported              $(1,343,345)        $   (356,964)

Stock-Based Compensation (Expense)      (10,250)                   0
(Net of Tax) (a)                      ----------          -----------

Pro Forma Net (Loss)                $(1,353,595)         $  (356,964)
                                     ==========          ===========
(Loss) per Share:
Basic as Reported - - -              $     (.07)        $      (.02)
                                     ==========         ===========

(a) As a result of the Company's lack of common stock trading performance in each of the respective years in this table, the overall strike prices of the outstanding options, and the uncertainty about its future economic performance, management has deemed the fair value per option to be $.01, based on the Black-Scholes option valuation model calculation.

Item 26.  Recent Sales of Unregistered Securities
14. The exemption from registration for the issuances of shares in April 2004 and May 2004 has been disclosed.

Item 27.   Exhibits.
15.   The exhibit index has been revised for accuracy.

Thank you for your time and consideration in this matter.   Please do
not hesitate to contact me if you require any further information or documentation regarding the above.


Very truly yours,

/s/Jody M. Walker
------------------------------------
Jody M. Walker, Attorney At Law